UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22369

Western Asset Mortgage Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Semi-Annual Report
June 30, 2025

WESTERN ASSET
MORTGAGE OPPORTUNITY FUND INC.
(DMO)

Fund objectives
The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation.

The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities and mortgage whole loans. Investments in mortgage-backed securities consist primarily of non-agency residential mortgage-backed securities and commercial mortgage-backed securities.
What’s inside

II
Western Asset Mortgage Opportunity Fund Inc.

Letter from the president

Dear Shareholder,
We are pleased to provide the semi-annual report of Western Asset Mortgage Opportunity Fund Inc. for the six-month reporting period ended June 30, 2025. Please read on for Fund performance information during the Fund’s reporting period.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:
•
 Fund prices and performance,
•
 Market insights and commentaries from our portfolio managers, and
•
 A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,

Jane Trust, CFA

President and Chief Executive Officer
July 31, 2025
Western Asset Mortgage Opportunity Fund Inc.

III

Performance review
For the six months ended June 30, 2025, Western Asset Mortgage Opportunity Fund Inc. returned 5.84% based on its net asset value (NAV)i and 8.02% based on its New York Stock Exchange (NYSE) market price per share. The Fund’s unmanaged benchmark, the ICE BofA U.S. Floating Rate Home Equity Loan Asset Backed Securities Indexii, returned 2.66% for the same period.
The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.
During the six-month period, the Fund made distributions to shareholders totaling $0.78 per share. As of June 30, 2025, the Fund estimates that 66% of the distributions were sourced from net investment income and 34% constituted a return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of June 30, 2025. Past performance is no guarantee of future results.

Performance Snapshot as of June 30, 2025 (unaudited)
Price Per Share	6-Month Total Return**
$11.93 (NAV)	5.84%†
$11.94 (Market Price)	8.02%‡
All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.
** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.
† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.
‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.
*
These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.

IV
Western Asset Mortgage Opportunity Fund Inc.

Looking for additional information?
The Fund is traded under the symbol “DMO” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XDMOX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.
In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.
Thank you for your investment in the Western Asset Mortgage Opportunity Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.
Sincerely,

Jane Trust, CFA
President and Chief Executive Officer
July 31, 2025
RISKS: The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Because the Fund is non-diversified, it may be more susceptible to economic, political, or regulatory events than a diversified fund. The Fund’s investments are subject to a number of risks, including credit risk, inflation risk and interest rate risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s fixed income holdings. The Fund may invest in lower-rated high-yield bonds (commonly known as “junk bonds”), which are subject to greater liquidity risk and credit risk (risk of default) than higher-rated obligations. Mortgage-backed securities (MBS) are subject to additional risks, including: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on MBS secured by loans on certain types of commercial properties than on those secured by loans on residential properties;(3) prepayment risk, which can lead to significant fluctuations in value of the MBS and can limit the potential gains in a declining interest rate environment; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates, prepayments on the underlying mortgage collateral or perceptions of the credit risk associated with the underlying mortgage collateral. To the extent the Fund invests in mortgage whole loans, certain of these
Western Asset Mortgage Opportunity Fund Inc.

V

Performance review (cont’d)
risks may be magnified. In addition, risks associated with investments in whole loans include geographic concentration risk and risks relating to the reliance on third-party servicers to service and manage the mortgage whole loan. The Fund may invest in securities backed by subprime or distressed mortgages which involve a higher degree of risk and chance of loss. Leverage may result in greater volatility of NAV and the market price of common shares and increases a shareholder’s risk of loss. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund is not guaranteed by the U.S. government, the U.S. Treasury or any government agency. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadvisers.
All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
i
Net asset value (NAV) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any) from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.
ii
The ICE BofA U.S. Floating Rate Home Equity Loan Asset Backed Securities Index tracks the performance of U.S. dollar-denominated investment grade floating-rate asset-backed securities collateralized by home equity loans publicly issued in the U.S. domestic market. Qualifying securities must have an investment grade rating, at least one year remaining to final stated maturity, a floating-rate coupon, and an original deal size for the collateral group of at least $250 million.
 Important data provider notices and terms available at www.franklintempletondatasources.com.

VI
Western Asset Mortgage Opportunity Fund Inc.

Fund at a glance† (unaudited)
Investment breakdown (%) as a percent of total investments

70%
60%
50%
40%
30%
20%
10%
0%
As of June 30, 2025
As of December 31, 2024
58.7
58.0
23.1
25.7
11.3
11.0
2.1
1.7
1.3
1.3
0.7
1.3
0.6
0.8
2.2
0.2
Residential mortgage-backed securities
Commercial mortgage-backed securities
Asset-backed securities
Preferred stocks
Corporate bonds & notes
Convertible bonds & notes
Senior loans
Short-term investments

†
The bar graph above represents the composition of the Fund’s investments as of June 30, 2025, and December 31, 2024, and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited)
June 30, 2025
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — 111.3%
Adjustable Rate Mortgage Trust, 2005-5 1A1	3.792%	9/25/35	$70,637	$60,917 (b)
Adjustable Rate Mortgage Trust, 2005-7 2A21	4.716%	10/25/35	95,760	84,796 (b)
Adjustable Rate Mortgage Trust, 2005-12 5A1 (1 mo. Term SOFR + 0.614%)	4.934%	3/25/36	180,060	49,462 (b)
Aegis Asset-Backed Securities Trust, 2005-3 M3 (1 mo. Term SOFR + 0.849%)	5.169%	8/25/35	3,460,000	2,938,965 (b)(c)
Alternative Loan Trust, 2005-11CB 3A3, IO (-1.000 x 1 mo. Term SOFR + 4.886%)	0.566%	6/25/35	768,592	42,353 (b)
Alternative Loan Trust, 2005-14 3A1	3.470%	5/25/35	88,005	69,812 (b)
Alternative Loan Trust, 2005-36 4A1	4.340%	8/25/35	105,705	97,198 (b)
Alternative Loan Trust, 2005-J10 1A1 (1 mo. Term SOFR + 0.614%)	4.934%	10/25/35	364,472	208,582 (b)
Alternative Loan Trust, 2006-HY10 1A1	3.984%	5/25/36	106,578	93,148 (b)
Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	71,759	28,163
Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	14,387	14,358
Alternative Loan Trust, 2007-23CB A8 (-4.000 x 1 mo. Term SOFR + 27.942%)	10.665%	9/25/37	360,318	309,908 (b)(c)
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. Term SOFR + 0.474%)	4.794%	6/25/47	581,464	504,130 (b)(c)
American Home Mortgage Assets Trust, 2005-2 2A1A	3.400%	1/25/36	525,843	336,576 (b)
American Home Mortgage Investment Trust, 2007-2 2A (1 mo. Term SOFR + 0.914%)	5.234%	3/25/47	12,735,445	82,355 (b)(c)
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. Term SOFR + 1.014%)	5.334%	7/25/46	1,692,098	356,496 (b)(c)(d)
Anchor Mortgage Trust, 2025-RTL1 A2	6.358%	5/25/40	1,930,000	1,934,794 (d)
Banc of America Funding Corp., 2015-R3 2A2	3.628%	2/27/37	2,238,177	2,030,627 (b)(c)(d)
Banc of America Funding Trust, 2004-C 3A1	5.121%	12/20/34	117,357	104,736 (b)
Banc of America Funding Trust, 2006-D 2A1	3.499%	5/20/36	26,541	24,385 (b)
Banc of America Funding Trust, 2006-F 1A1	6.474%	7/20/36	40,465	41,185 (b)
Banc of America Funding Trust, 2014-R5 1A2 (6 mo. Term SOFR + 1.928%)	4.061%	9/26/45	2,935,466	2,108,041 (b)(c)(d)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. Term SOFR + 1.014%)	5.334%	3/25/37	1,358,642	1,352,811 (b)(c)(d)
Bayview Financial Asset Trust, 2007-SR1A M3 (1 mo. Term SOFR + 1.264%)	5.584%	3/25/37	615,551	617,793 (b)(d)
Bayview Financing INV Trust, 2021-6F A1	2.750%	12/30/27	1,322,487	1,266,297 (d)
Bear Stearns ALT-A Trust, 2005-9 25A1	4.679%	11/25/35	116,468	73,438 (b)
See Notes to Financial Statements.

Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1 (1 mo. Term SOFR + 0.614%)	2.744%	9/25/34	$10,694	$10,618 (b)
CAFL Issuer LLC, 2023-RTL1 A2	9.300%	12/28/30	1,770,000	1,794,573 (c)(d)
CAFL Issuer LLC, 2024-RTL1 A2	8.680%	11/28/31	1,460,000	1,479,103 (c)(d)
Chase Mortgage Finance Trust, 2006-S3 2A1	5.500%	11/1/36	122,368	40,767
ChaseFlex Trust, 2005-2 3A3, IO (-1.000 x 1 mo. Term SOFR + 5.386%)	1.066%	6/25/35	5,434,740	535,491 (b)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2006-2A A1 (1 mo. Term SOFR + 0.244%)	4.564%	4/25/47	41,305	39,525 (b)(d)
CHL Mortgage Pass-Through Trust, 2005-18 A7 (-2.750 x 1 mo. Term SOFR + 19.210%)	7.332%	10/25/35	8,309	5,195 (b)
CHL Mortgage Pass-Through Trust, 2005- HY10 1A1	5.122%	2/20/36	7,761	6,778 (b)
CHL Mortgage Pass-Through Trust, 2005- HYB9 1A1 (12 mo. Term SOFR + 2.465%)	7.210%	2/20/36	62,921	54,937 (b)
CIM Trust, 2021-INV1 AXS, IO	0.190%	7/1/51	44,145,049	434,489 (b)(d)
Citicorp Mortgage Securities Trust, 2007-8 B1	5.982%	9/25/37	2,436,654	1,692,030 (b)(c)
Citigroup Mortgage Loan Trust, 2004-UST1 A2	5.708%	8/25/34	4,984	4,727 (b)
Citigroup Mortgage Loan Trust, 2006-AR5 2A1A	3.979%	7/25/36	155,616	91,087 (b)
Citigroup Mortgage Loan Trust, 2008-3 A3	6.100%	4/25/37	5,230,933	2,434,313 (c)(d)
Citigroup Mortgage Loan Trust, 2021-J2 A4I2, IO	0.180%	7/25/51	32,114,059	324,031 (b)(d)
Citigroup Mortgage Loan Trust, 2021-J2 AIOS, IO	0.080%	7/25/51	65,746,550	287,312 (b)(c)(d)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	3.059%	8/25/35	47,577	39,406 (b)
Countrywide Asset-Backed Certificates Trust, 2007-SEA1 1A1 (1 mo. Term SOFR + 1.214%)	5.534%	5/25/47	224,821	186,988 (b)(d)
Credit-Based Asset Servicing & Securitization LLC, 2006-SL1 A3 (1 mo. Term SOFR + 0.554%)	4.874%	9/25/36	3,379,171	116,555 (b)(d)
CSFB Mortgage-Backed Pass-Through Certificates, 2005-10 3A3	5.500%	11/25/35	183,642	94,267
CSMC Resecuritization Trust, 2006-1R 1A2 (-2.750 x 1 mo. Term SOFR + 19.210%)	7.326%	7/27/36	137,786	121,414 (b)(d)
See Notes to Financial Statements.
Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
CSMC Trust, 2014-11R 9A2 (1 mo. Term SOFR + 0.254%)	4.719%	10/27/36	$2,528,263	$1,973,157 (b)(c)(d)
CSMC Trust, 2015-2R 7A2	4.509%	8/27/36	2,910,283	2,474,871 (b)(c)(d)
CSMC Trust, 2017-RPL1 B3	2.974%	7/25/57	2,977,486	1,540,394 (b)(c)(d)
CSMC Trust, 2017-RPL1 B4	2.974%	7/25/57	2,910,062	905,477 (b)(c)(d)
CSMC Trust, 2021-INV2 A3X, IO	0.500%	11/25/56	25,803,299	732,901 (b)(d)
CWABS Revolving Home Equity Loan Trust, 2004-L 2A (1 mo. Term SOFR + 0.394%)	4.706%	2/15/34	9,435	9,114 (b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 2PO, PO	0.000%	4/15/36	10,178	4,555 (d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS1, IO	4.425%	4/15/36	34,857	2,737 (b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS2, IO	6.632%	4/15/36	33,305	4,101 (b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS1, IO	3.390%	4/15/36	36,989	5,584 (b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS3, IO	3.574%	4/15/36	131,624	17,872 (b)(d)
DK Note Backed Trust, 2024-SPT1 A	7.086%	4/28/66	848,783	865,786 (c)(d)
Eagle RE Ltd., 2023-1 M2 (30 Day Average SOFR + 5.200%)	9.505%	9/26/33	1,290,000	1,370,239 (b)(c)(d)
Easy Street Mortgage Loan Trust, 2025-RTL1 A2	8.299%	5/25/40	1,010,000	1,015,632 (d)
FARM Mortgage Trust, 2021-1 B	3.234%	7/25/51	1,476,445	1,132,699 (b)(d)
FARM Mortgage Trust, 2024-2 B	5.595%	8/1/54	1,009,552	898,241 (b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2019-HQA4 B2 (30 Day Average SOFR + 6.714%)	11.020%	11/25/49	1,420,000	1,579,505 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA2 B2 (30 Day Average SOFR + 4.914%)	9.220%	2/25/50	1,166,729	1,281,841 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B2 (30 Day Average SOFR + 5.500%)	9.805%	1/25/34	1,200,000	1,420,366 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B2 (30 Day Average SOFR + 7.500%)	11.805%	10/25/41	1,640,000	1,743,845 (b)(c)(d)
See Notes to Financial Statements.

Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-HQA4 B2 (30 Day Average SOFR + 7.000%)	11.305%	12/25/41	$1,650,000	$1,748,187 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 B2 (30 Day Average SOFR + 9.750%)	14.055%	4/25/42	1,500,000	1,678,146 (b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	11,999,838	1,730,693 (c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.452%	9/25/55	19,661,957	2,272,869 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	124,612,866	500,819 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-2 BX	2.554%	11/25/57	3,366,873	1,330,117 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-3 BX	2.142%	8/25/57	3,283,115	1,182,532 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-2 M	4.750%	8/25/58	681,000	660,601 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 BXS	4.586%	8/25/59	4,005,557	1,906,669 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-1 M	4.250%	9/25/60	1,370,620	1,317,814 (c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-3 BXS	9.584%	3/25/61	1,660,612	958,986 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2022-2 M	5.000%	4/25/62	1,337,000	1,226,078 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 M	5.000%	11/25/63	1,540,000	1,301,166 (b)(c)(d)
See Notes to Financial Statements.
Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.115%	9/25/47	$736,970	$591,767 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2018-SPI4 B	4.509%	11/25/48	3,693,660	2,658,206 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018- DNA3 B2 (30 Day Average SOFR + 7.864%)	12.170%	9/25/48	2,000,000	2,313,467 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018- HQA2 B2 (30 Day Average SOFR + 11.114%)	15.420%	10/25/48	1,870,000	2,322,776 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018- HRP1 B2 (30 Day Average SOFR + 11.864%)	16.170%	5/25/43	5,369,659	6,502,383 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018- HRP2 B2 (30 Day Average SOFR + 10.614%)	14.920%	2/25/47	3,530,000	4,408,890 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019- FTR1 B2 (30 Day Average SOFR + 8.464%)	12.770%	1/25/48	1,855,000	2,210,245 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019- FTR2 B2 (30 Day Average SOFR + 7.514%)	11.820%	11/25/48	1,270,000	1,475,815 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019- FTR3 B2 (30 Day Average SOFR + 4.914%)	9.236%	9/25/47	1,200,000	1,311,776 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019- FTR4 B2 (30 Day Average SOFR + 5.114%)	9.420%	11/25/47	1,250,000	1,378,704 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019- HQA3 B2 (30 Day Average SOFR + 7.614%)	11.920%	9/25/49	1,680,000	1,904,880 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Whole Loan Securities Trust, 2015-SC01 B	3.857%	5/25/45	2,395,084	1,614,216 (b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2016-C01 1B (30 Day Average SOFR + 11.864%)	16.170%	8/25/28	1,843,442	1,956,784 (b)(c)(d)
Federal National Mortgage Association (FNMA) — CAS, 2016-C03 1B (30 Day Average SOFR + 11.864%)	16.170%	10/25/28	1,923,434	2,069,631 (b)(c)(d)
See Notes to Financial Statements.

Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
Federal National Mortgage Association (FNMA) — CAS, 2016-C06 1B (30 Day Average SOFR + 9.364%)	13.670%	4/25/29	$3,486,456	$3,788,499 (b)(c)(d)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	7.670%	1/25/40	1,500,000	1,538,319 (b)(c)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B2 (30 Day Average SOFR + 6.000%)	10.305%	10/25/41	1,320,000	1,379,238 (b)(c)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R02 2B2 (30 Day Average SOFR + 6.200%)	10.505%	11/25/41	1,500,000	1,575,194 (b)(c)(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 LS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.730%	12/25/42	907,715	106,173 (b)
First Horizon Alternative Mortgage Securities Trust, 2005-AA6 3A1	4.706%	8/25/35	175,630	145,790 (b)
First Horizon Alternative Mortgage Securities Trust, 2006-FA6 2A1, PAC	6.250%	11/25/36	64,249	16,748
GS Mortgage Securities Corp. Trust, 2000-1A A (1 mo. Term SOFR + 0.464%)	4.789%	3/20/26	7,068	718 (b)(d)
GS Mortgage-Backed Securities Trust, 2021- GR2 AIOS, IO	0.190%	2/25/52	64,989,170	757,663 (b)(c)(d)
GS Mortgage-Backed Securities Trust, 2021- PJ2 AIOS, IO	0.220%	7/25/51	60,069,937	815,281 (b)(c)(d)
GS Mortgage-Backed Securities Trust, 2022- NQM1 B4	4.082%	5/25/62	1,525,410	1,287,949 (b)(c)(d)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	209,692	187,723 (d)
Home RE Ltd., 2023-1 M2 (30 Day Average SOFR + 6.000%)	10.305%	10/25/33	1,000,000	1,073,004 (b)(c)(d)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	4.995%	1/25/37	53,626	41,115 (b)
Impac CMB Trust, 2004-8 1A (1 mo. Term SOFR + 0.834%)	5.154%	10/25/34	36,582	35,923 (b)
IndyMac INDA Mortgage Loan Trust, 2005- AR2 1A1	3.811%	1/25/36	56,828	44,316 (b)
IndyMac INDX Mortgage Loan Trust, 2004- AR13 1A1	3.513%	1/25/35	20,913	19,030 (b)
IndyMac INDX Mortgage Loan Trust, 2005- AR15 A2	4.089%	9/25/35	30,710	25,292 (b)(c)
See Notes to Financial Statements.
Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
IndyMac INDX Mortgage Loan Trust, 2005- AR18 1A1 (1 mo. Term SOFR + 0.734%)	5.054%	10/25/36	$1,511,868	$629,972 (b)(c)
IndyMac INDX Mortgage Loan Trust, 2006- AR7 5A1	3.936%	5/25/36	92,657	86,068 (b)
IndyMac INDX Mortgage Loan Trust, 2006- AR9 3A3	3.446%	6/25/36	197,750	171,638 (b)
IndyMac INDX Mortgage Loan Trust, 2006- AR11 1A1	4.445%	6/25/36	195,229	151,028 (b)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	4.172%	3/25/37	167,898	138,814 (b)
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	19,453	19,075
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	4,875	4,862
JPMorgan Mortgage Trust, 2024-3 AX1, IO	0.334%	5/25/54	20,683,317	423,972 (b)(d)
Legacy Mortgage Asset Trust, 2021-GS3 A2	7.250%	7/25/61	1,755,027	1,741,850 (c)(d)
Lehman Mortgage Trust, 2006-3 1A7, IO (-1.000 x 1 mo. Term SOFR + 5.286%)	0.966%	7/25/36	3,962,266	369,323 (b)(c)
Lehman Mortgage Trust, 2007-5 2A3 (1 mo. Term SOFR + 0.444%)	4.764%	6/25/37	2,574,134	433,452 (b)
Lehman XS Trust, 2006-19 A4 (1 mo. Term SOFR + 0.454%)	4.774%	12/25/36	274,580	265,947 (b)(c)
LHOME Mortgage Trust, 2024-RTL1 A2	9.165%	1/25/29	1,100,000	1,110,953 (c)(d)
LHOME Mortgage Trust, 2024-RTL2 A2	8.897%	3/25/29	760,000	767,841 (c)(d)
LHOME Mortgage Trust, 2024-RTL5 M2	8.180%	9/25/39	1,500,000	1,481,403 (b)(c)(d)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	6.820%	10/25/34	2,451	2,378 (b)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	4.644%	4/25/46	83,953	77,140 (b)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	36,245	26,864 (d)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	4.448%	3/25/36	302,523	149,949 (b)
Morgan Stanley Mortgage Loan Trust, 2006- 8AR 1A2 (1 mo. Term SOFR + 0.254%)	4.574%	6/25/36	186,611	36,146 (b)
Morgan Stanley Mortgage Loan Trust, 2007- 5AX 2A3 (1 mo. Term SOFR + 0.574%)	4.894%	2/25/37	1,291,111	256,023 (b)
Morgan Stanley Mortgage Loan Trust, 2007- 15AR 4A1	3.605%	11/25/37	446,953	386,082 (b)
Morgan Stanley Re-REMIC Trust, 2015-R2 1B (12 mo. Moving Treasury Average + 0.710%)	4.117%	12/27/46	648,278	588,525 (b)(c)(d)
See Notes to Financial Statements.

Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
New Residential Mortgage Loan Trust, 2019-4A B6	4.520%	12/25/58	$2,086,159	$1,377,175 (b)(c)(d)
New Residential Mortgage Loan Trust, 2019-6A A1IB, IO	0.500%	9/25/59	15,446,023	218,509 (b)(c)(d)
New Residential Mortgage Loan Trust, 2019-NQM4 B2	5.112%	9/25/59	1,608,000	1,485,696 (b)(c)(d)
New Residential Mortgage Loan Trust, 2024-RTL1 M1	9.298%	3/25/39	380,000	383,515 (b)(c)(d)
New Residential Mortgage Loan Trust, 2024-RTL1 M2	9.298%	3/25/39	870,000	868,017 (b)(c)(d)
NYMT Loan Trust, 2024-BPL1 A2	8.617%	2/25/29	1,620,000	1,632,432 (c)(d)
Popular ABS Mortgage Pass-Through Trust, 2005-5 MV2 (1 mo. Term SOFR + 1.059%)	3.522%	11/25/35	1,712,272	1,529,792 (b)(c)
PRKCM Trust, 2023-AFC1 M1	7.437%	2/25/58	1,480,000	1,496,218 (b)(c)(d)
PRKCM Trust, 2023-AFC3 B1	7.774%	9/25/58	1,220,000	1,219,280 (b)(c)(d)
PRKCM Trust, 2024-AFC1 B2	8.436%	3/25/59	1,450,000	1,451,051 (b)(c)(d)
Provident Home Equity Loan Trust, 2000-2 A1 (1 mo. Term SOFR + 0.654%)	4.974%	8/25/31	435,250	411,385 (b)
PRPM LLC, 2025-RCF3 M1B	5.250%	7/25/55	1,000,000	930,700 (b)(d)(e)
RAAC Trust, 2007-SP1 M3 (1 mo. Term SOFR + 1.614%)	5.934%	3/25/37	1,426,481	1,110,037 (b)(c)
RALI Trust, 2005-QA3 CB4	4.080%	3/25/35	704,332	321,174 (b)
RALI Trust, 2006-QA1 A11	5.147%	1/25/36	188,813	136,968 (b)
RALI Trust, 2006-QA4 A (1 mo. Term SOFR + 0.474%)	4.794%	5/25/36	104,695	95,109 (b)(c)
RALI Trust, 2006-QO2 A1 (1 mo. Term SOFR + 0.554%)	4.874%	2/25/46	165,246	28,266 (b)(c)
RAMP Trust, 2004-RS4 MII2 (1 mo. Term SOFR + 1.464%)	5.339%	4/25/34	795,591	721,676 (b)(c)
Redwood Funding Trust, 2025-2 A	7.112%	5/27/55	1,200,633	1,202,558 (d)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	516,941	246,341 (c)
Renaissance Home Equity Loan Trust, 2007-3 AF3	7.238%	9/25/37	1,451,448	575,287 (c)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	176,325	88,764 (c)
RFMSI Trust, 2006-S8 A12, IO (-1.000 x 1 mo. Term SOFR + 5.286%)	0.966%	9/25/36	1,638,652	110,841 (b)
Saluda Grade Alternative Mortgage Trust, 2024-RTL4 A2	7.500%	2/25/30	1,770,000	1,771,124 (c)(d)
See Notes to Financial Statements.
Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
Starwood Mortgage Residential Trust, 2020-3 B2	4.750%	4/25/65	$1,490,000	$1,230,987 (b)(c)(d)
Starwood Mortgage Residential Trust, 2021-4 B31	4.678%	8/25/56	2,700,000	1,885,830 (b)(c)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-18 1A2	4.833%	12/25/34	117,048	105,292 (b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	4.289%	3/25/35	84,340	70,346 (b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-7 1A3	4.520%	4/25/35	28,899	26,380 (b)
Structured Asset Investment Loan Trust, 2004-8 M9 (1 mo. Term SOFR + 3.864%)	8.184%	9/25/34	297,405	225,814 (b)(c)
Toorak Mortgage Trust, 2024-RRTL1 B1	10.335%	2/25/39	800,000	808,890 (b)(c)(d)
Toorak Mortgage Trust, 2024-RRTL1 B2	10.335%	2/25/39	640,000	649,549 (b)(c)(d)
UWM Mortgage Trust, 2021-1 AX4, IO	0.250%	6/25/51	22,621,527	304,355 (b)(d)
Verus Securitization Trust, 2022-INV2 M1	6.770%	10/25/67	1,430,000	1,426,943 (b)(c)(d)
Verus Securitization Trust, 2023-3 B1	7.764%	3/25/68	1,200,000	1,203,096 (b)(c)(d)
Verus Securitization Trust, 2023-4 B1	8.077%	5/25/68	1,170,000	1,177,119 (b)(c)(d)
Verus Securitization Trust, 2023-5 B1	8.022%	6/25/68	1,200,000	1,206,983 (b)(c)(d)
Verus Securitization Trust, 2023-7 B1	7.889%	10/25/68	1,960,000	1,974,793 (b)(c)(d)
Verus Securitization Trust, 2024-8 B1	7.032%	10/25/69	1,750,000	1,753,298 (b)(c)(d)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	7.482%	10/20/35	3,926	3,856 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-8 1A6 (-3.667 x 1 mo. Term SOFR + 22.864%)	7.027%	10/25/35	87,526	78,771 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-9 5A4 (-7.333 x 1 mo. Term SOFR + 35.094%)	3.420%	11/25/35	33,890	33,139 (b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-10 2A3 (1 mo. Term SOFR + 1.014%)	5.334%	11/25/35	58,539	53,395 (b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR2 B1 (1 mo. Term SOFR + 0.909%)	5.229%	1/25/45	1,215,887	1,089,351 (b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR13 A1C3 (1 mo. Term SOFR + 1.094%)	5.414%	10/25/45	59,000	58,539 (b)(c)
See Notes to Financial Statements.

Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR10 A1 (1 mo. Term SOFR + 0.314%)	4.634%	12/25/36	$222,826	$110,026 (b)(c)

Total Residential Mortgage-Backed Securities (Cost — $143,946,064)				151,184,013
Commercial Mortgage-Backed Securities(a) — 43.9%
280 Park Avenue Mortgage Trust, 2017-280P E (1 mo. Term SOFR + 2.419%)	6.731%	9/15/34	3,430,000	3,306,508 (b)(d)
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	7.439%	9/15/34	320,000	307,567 (b)(d)
Atrium Hotel Portfolio Trust, 2017-ATRM E (1 mo. Term SOFR + 3.347%)	7.659%	12/15/36	1,388,311	1,283,493 (b)(d)
BANK, 2021-BN35 H	1.767%	6/15/64	1,860,000	703,289 (b)(d)
BANK, 2021-BN35 K	1.767%	6/15/64	4,703,147	1,535,266 (b)(d)
BANK, 2022-BNK43 E	3.000%	8/15/55	1,500,000	1,021,187 (d)
BANK, 2022-BNK44 D	4.000%	11/15/32	948,000	728,473 (b)(d)
Benchmark Mortgage Trust, 2023-V3 D	4.000%	7/15/56	1,100,000	972,222 (d)
BF Mortgage Trust, 2019-NYT E (1 mo. Term SOFR + 2.797%)	7.109%	12/15/35	1,440,000	1,288,855 (b)(d)
BFLD Commercial Mortgage Trust, 2024- UNIV E (1 mo. Term SOFR + 3.640%)	7.951%	11/15/41	1,170,000	1,172,622 (b)(d)
BHMS Mortgage Trust, 2018-MZB (1 mo. Term SOFR + 6.934%)	11.245%	7/15/25	650,000	648,197 (b)(d)
BPR Trust, 2021-TY F (1 mo. Term SOFR + 4.314%)	8.626%	9/15/38	1,000,000	991,427 (b)(d)
BSREP Commercial Mortgage Trust, 2021-DC HRR (1 mo. Term SOFR + 5.614%)	9.926%	8/15/38	3,013,097	690,376 (b)(d)
BWAY Mortgage Trust, 2013-1515 F	4.058%	3/10/33	1,000,000	869,069 (b)(d)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	7.258%	4/15/34	2,000,000	1,956,665 (b)(d)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	8.316%	10/15/38	1,750,000	1,740,940 (b)(d)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	8.418%	2/15/39	805,000	804,470 (b)(d)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	8.000%	5/15/34	1,174,537	1,176,593 (b)(d)
BX Commercial Mortgage Trust, 2025-SPOT E (1 mo. Term SOFR + 3.690%)	8.002%	4/15/40	1,250,000	1,244,535 (b)(d)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	7.569%	10/15/36	1,500,000	1,489,555 (b)(d)
CSMC Trust, 2017-CHOP F (PRIME + 1.294%)	8.794%	7/15/32	1,620,000	1,604,361 (b)(d)
See Notes to Financial Statements.
Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Commercial Mortgage-Backed Securities(a) — continued
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	11.794%	7/15/32	$1,509,000	$1,460,693 (b)(d)
CSMC Trust, 2021-ADV G (1 mo. Term SOFR + 6.364%)	10.676%	7/15/38	1,500,000	1,735 (b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk, 2021- MN1 B1 (30 Day Average SOFR + 7.750%)	12.055%	1/25/51	950,000	1,040,309 (b)(d)
FREMF Mortgage Trust, 2021-F117 CS (30 Day Average SOFR + 6.400%)	10.712%	7/25/31	560,588	513,340 (b)(d)
FRESB Mortgage Trust, 2018-SB48 B	4.694%	2/25/38	1,083,140	637,612 (b)(d)
Government National Mortgage Association (GNMA), 2020-89 IA, IO	1.168%	4/16/62	5,789,521	462,437 (b)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	9.644%	3/15/41	610,000	607,778 (b)(d)
GS Mortgage Securities Corp., 2024-70P HRR	10.333%	3/10/41	4,420,000	4,447,524 (b)(d)
GS Mortgage Securities Corp. Trust, 2018- LUAU G (1 mo. Term SOFR + 4.747%)	9.059%	11/15/32	2,500,000	2,481,626 (b)(d)
GS Mortgage Securities Trust, 2015-GC32 D	3.345%	7/10/48	700,000	654,309
HIH Trust, 2024-61P F (1 mo. Term SOFR + 5.437%)	9.749%	10/15/41	1,477,881	1,473,974 (b)(d)
HIT Trust, 2022-HI32 G (1 mo. Term SOFR + 7.228%)	11.539%	7/15/39	1,690,138	1,713,519 (b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. Term SOFR + 4.864%)	9.176%	12/15/36	988,000	939 (b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. Term SOFR + 7.364%)	11.676%	12/15/36	1,033,000	50 (b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYMZ M (1 mo. Term SOFR + 7.614%)	11.926%	6/15/26	1,250,000	272,122 (b)(d)
KIND Trust, 2021-KIND F (1 mo. Term SOFR + 4.064%)	8.380%	8/15/38	1,299,330	1,283,151 (b)(d)
MF1 Ltd., 2021-FL7 E (1 mo. Term SOFR + 2.914%)	7.229%	10/16/36	2,000,000	1,967,433 (b)(d)
Multifamily CAS Trust, 2019-1 CE (30 Day Average SOFR + 8.864%)	13.170%	10/25/49	2,500,000	2,542,329 (b)(d)
Multifamily CAS Trust, 2020-1 CE (30 Day Average SOFR + 7.614%)	11.920%	3/25/50	1,500,000	1,568,519 (b)(d)
See Notes to Financial Statements.

Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Commercial Mortgage-Backed Securities(a) — continued
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	$500,000	$348,087 (b)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/36	950,000	490,365 (b)(d)
Natixis Commercial Mortgage Securities Trust, 2022-JERI G (1 mo. Term SOFR + 7.608%)	11.920%	1/15/39	3,500,000	2,802,538 (b)(d)
Natixis Commercial Mortgage Securities Trust, 2022-RRI E (1 mo. Term SOFR + 5.193%)	9.505%	3/15/35	1,272,750	1,270,674 (b)(d)
RIAL Issuer Ltd., 2022-FL8 E (1 mo. Term SOFR + 5.500%)	9.812%	1/19/37	1,500,000	1,484,304 (b)(d)
SMR Mortgage Trust, 2022-IND G (1 mo. Term SOFR + 7.500%)	11.812%	2/15/39	1,831,354	1,646,002 (b)(d)
Soho Trust, 2021-SOHO D	2.786%	8/10/38	1,000,000	620,328 (b)(d)
Wells Fargo Commercial Mortgage Trust, 2017-C42 D	2.800%	12/15/50	1,000,000	659,389 (b)(d)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.569%	12/15/39	2,200,000	1,615,148 (b)(d)

Total Commercial Mortgage-Backed Securities (Cost — $67,989,722)				59,601,904
			Face Amount/ Units
Asset-Backed Securities — 21.5%
AMSR Trust, 2023-SFR2 E1	3.950%	6/17/40	$1,690,000	1,599,775 (c)(d)
Apex Credit CLO Ltd., 2019-2A D1NR (3 mo. Term SOFR + 3.500%)	7.782%	1/25/38	560,000	555,808 (b)(c)(d)
Avis Budget Rental Car Funding AESOP LLC, 2023-6A D	7.370%	12/20/29	670,000	674,697 (d)
Balboa Bay Loan Funding Ltd., 2023-1A ERR (3 mo. Term SOFR + 5.400%)	9.692%	4/20/36	640,000	643,200 (b)(d)(f)
Balboa Bay Loan Funding Ltd., 2024-2A E (3 mo. Term SOFR + 5.750%)	10.066%	1/20/38	290,000	293,778 (b)(d)
Bayview Opportunity Master Fund LLC, 2024-CAR1 E (30 Day Average SOFR + 3.600%)	7.905%	12/26/31	810,965	816,058 (b)(d)
BCMSC Trust, 1998-B A	6.530%	10/15/28	27,887	27,808 (b)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	10.206%	7/15/37	500,000	508,892 (b)(c)(d)
Cascade MH Asset Trust, 2019-MH1 M	5.985%	11/25/44	1,150,000	1,105,531 (b)(c)(d)
See Notes to Financial Statements.
Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — continued
Clover CLO LLC, 2021-3A ER (3 mo. Term SOFR + 4.900%)	9.182%	1/25/35	$720,000	$722,330 (b)(c)(d)
Columbia Cent CLO Ltd., 2025-35A D1A (3 mo. Term SOFR + 3.500%)	7.822%	7/25/36	500,000	501,875 (b)(d)
Conseco Finance Corp., 1999-4 A8	7.700%	5/1/31	4,669,141	1,418,012 (b)
Conseco Finance Corp., 1999-4 A9	7.020%	5/1/31	10,379,562	2,919,443 (b)
DRB Prime Student Loan Trust, 2017-A R	11.081%	5/27/42	429	846,151 (d)(g)
Elevation CLO Ltd., 2016-5A ERR (3 mo. Term SOFR + 7.580%)	11.893%	1/25/38	500,000	493,960 (b)(d)
Golub Capital Partners CLO Ltd., 2024-77A E (3 mo. Term SOFR + 4.850%)	9.146%	1/25/38	850,000	850,163 (b)(c)(d)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	9.119%	1/20/37	380,000	372,888 (b)(d)
Home Partners of America Trust, 2021-2 F	3.799%	12/17/26	1,430,275	1,378,689 (c)(d)
Jamestown CLO Ltd., 2021-17A DR (3 mo. Term SOFR + 3.500%)	7.792%	1/25/35	280,000	281,050 (b)(d)(f)
Loanpal Solar Loan Ltd., 2020-3GS C	3.500%	12/20/47	633,086	397,947 (d)
Loanpal Solar Loan Ltd., 2021-1GS C	3.500%	1/20/48	648,940	459,608 (d)
Lunar Structured Aircraft Portfolio Notes, 2021-1 C	5.682%	10/15/46	1,125,964	1,083,410 (d)
Magnetite Ltd., 2023-39A E1R (3 mo. Term SOFR + 4.900%)	9.182%	1/25/37	280,000	276,905 (b)(c)(d)
MidOcean Credit CLO LLC, 2025-18A E (3 mo. Term SOFR + 5.400%)	9.692%	10/18/35	600,000	603,000 (b)(d)(f)
National Collegiate Class A-3L Commutation Trust, 2007-4VI O (1 mo. USD LIBOR + 0.850%)	5.810%	3/29/38	5,942,187	590,956 (b)(d)
National Collegiate Student Loan Trust, 2006-3 B (1 mo. Term SOFR + 0.474%)	4.794%	1/26/32	1,710,000	1,521,686 (b)
Nelnet Student Loan Trust, 2021-DA D	4.380%	4/20/62	1,200,000	1,030,232 (d)
New Mountain CLO Ltd., 5A-D1R (3 mo. Term SOFR + 3.150%)	7.442%	7/20/36	260,000	260,000 (d)(f)
NRM Excess LLC, 2024-FNT1 A	7.398%	11/25/31	779,589	793,253 (d)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.609%	1/20/38	600,000	609,809 (b)(c)(d)
Progress Residential, 2021-SFR4 F	3.407%	5/17/38	835,000	818,664 (c)(d)
RBS Acceptance Inc., 1995-BA1 B2	9.000%	12/10/25	2,191,561	22
Renew Financial, 2024-2A B	8.223%	11/20/60	929,630	900,300 (d)
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	1,020,000	1,044,451 (d)
See Notes to Financial Statements.

Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — continued
Sierra Timeshare Receivables Funding LLC, 2024-1A D	8.020%	1/20/43	$387,115	$395,117 (d)
SMB Private Education Loan Trust, 2014-A R	49.987%	9/15/45	6,875	206,242 (d)(g)
SoFi Professional Loan Program LLC, 2017-F R1	36.692%	1/25/41	34,000	278,364 (d)(g)
Stonepeak, 2021-1A B	3.821%	2/28/33	575,998	549,193 (d)
Sunnova Hellios II Issuer LLC, 2018-1A B	7.710%	7/20/48	851,866	672,291 (d)
Whitebox CLO Ltd., 2025-5A E (3 mo. Term SOFR + 5.250%)	9.542%	7/20/38	690,000	693,450 (b)(d)(f)

Total Asset-Backed Securities (Cost — $34,710,575)				29,195,008
			Shares
Preferred Stocks — 3.9%
Financials — 3.9%
Mortgage Real Estate Investment Trusts (REITs) — 3.9%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	9.215%		54,778	1,375,475 (b)
Arbor Realty Trust Inc., Non Voting Shares (6.250% to 10/12/26 then 3 mo. Term SOFR + 5.440%)	6.250%		44,004	893,721 (b)
Chimera Investment Corp., Non Voting Shares	8.000%		31,752	706,482
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		31,276	705,899 (b)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.902%		70,049	1,647,553 (b)

Total Preferred Stocks (Cost — $5,241,397)				5,329,130
		Maturity Date	Face Amount
Convertible Bonds & Notes — 1.3%
Financials — 1.3%
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Two Harbors Investment Corp., Senior Notes (Cost — $1,784,533)	6.250%	1/15/26	$1,835,000	1,804,722
See Notes to Financial Statements.
Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Corporate Bonds & Notes — 2.4%
Consumer Discretionary — 0.7%
Hotels, Restaurants & Leisure — 0.7%
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	$1,050,000	$1,020,988 (d)

Financials — 1.1%
Banks — 0.6%
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	750,000	792,828 (b)(h)
Insurance — 0.5%
Allianz SE, Junior Subordinated Notes (3.200% to 4/30/28 then 5 year Treasury Constant Maturity Rate + 2.165%)	3.200%	10/30/27	800,000	702,773 (b)(d)(h)

Total Financials				1,495,601
Real Estate — 0.6%
Real Estate Management & Development — 0.6%
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	130,000	139,700 (d)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/25 then 11.000%)	10.500%	1/15/28	600,000	610,795 (d)

Total Real Estate				750,495
Total Corporate Bonds & Notes (Cost — $3,007,065)				3,267,084
Senior Loans — 1.1%
Financials — 0.7%
Financial Services — 0.7%
Greystone Select Holdings LLC, Term Loan B (3 mo. Term SOFR + 5.262%)	9.534%	6/16/28	974,683	969,810 (b)(i)(j)(k)

Real Estate — 0.4%
Real Estate Management & Development — 0.4%
Cushman & Wakefield US Borrower LLC, 2024 Term Loan 3 (1 mo. Term SOFR + 3.250%)	7.577%	1/31/30	473,750	476,908 (b)(i)(j)

Total Senior Loans (Cost — $1,434,525)				1,446,718
Total Investments before Short-Term Investments (Cost — $258,113,881)				251,828,579
See Notes to Financial Statements.

Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 4.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $5,603,756)	4.301%	5,603,756	$5,603,756 (l)(m)
Total Investments — 189.5% (Cost — $263,717,637)			257,432,335
Liabilities in Excess of Other Assets — (89.5)%			(121,612,382)
Total Net Assets — 100.0%			$135,819,953

(a)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(f)	Securities traded on a when-issued or delayed delivery basis.
(g)	Rate shown is the current yield based on income received over the trailing twelve months.
(h)	Security has no maturity date. The date shown represents the next call date.
(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	Security is valued using significant unobservable inputs (Note 1).
(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2025, the total market value of investments in Affiliated
Companies was $5,603,756 and the cost was $5,603,756 (Note 8).

See Notes to Financial Statements.
Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Mortgage Opportunity Fund Inc.
Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
Re-REMIC	—	Resecuritization of Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At June 30, 2025, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Nomura Securities Inc.	6.253%	4/14/2025	2/20/2026	$117,994,000	Residential Mortgage- Backed Securities Asset-Backed Securities	$130,386,477 8,527,552
				$117,994,000		$138,914,029

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
At June 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	44	9/25	$4,935,263	$5,080,625	$(145,362)
U.S. Treasury Ultra 10-Year Notes	79	9/25	8,792,012	9,026,985	(234,973)
U.S. Treasury Ultra Long-Term Bonds	20	9/25	2,284,847	2,382,500	(97,653)
Net unrealized depreciation on open futures contracts					$(477,988)
See Notes to Financial Statements.

Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

Statement of assets and liabilities (unaudited)
June 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $258,113,881)	$251,828,579
Investments in affiliated securities, at value (Cost — $5,603,756)	5,603,756
Cash	1,290,103
Interest receivable	1,377,115
Deposits with brokers for open futures contracts	507,195
Dividends receivable from affiliated investments	19,246
Prepaid expenses	120,671
Total Assets	260,746,665
Liabilities:
Payable for open reverse repurchase agreements (Note 3)	117,994,000
Payable for securities purchased	3,405,221
Interest and commitment fees payable	1,606,765
Distributions payable	1,480,370
Investment management fee payable	207,982
Payable to brokers — net variation margin on open futures contracts	109,141
Directors’ fees payable	4,907
Accrued expenses	118,326
Total Liabilities	124,926,712
Total Net Assets	$135,819,953
Net Assets:
Par value ($0.001 par value; 11,387,460 shares issued and outstanding; 100,000,000 shares authorized)	$11,387
Paid-in capital in excess of par value	195,923,860
Total distributable earnings (loss)	(60,115,294)
Total Net Assets	$135,819,953
Shares Outstanding	11,387,460
Net Asset Value	$11.93
See Notes to Financial Statements.
Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended June 30, 2025

Investment Income:
Interest	$10,947,823
Dividends from unaffiliated investments	150,357
Dividends from affiliated investments	101,256
Total Investment Income	11,199,436
Expenses:
Interest expense (Note 3)	3,759,492
Investment management fee (Note 2)	1,268,101
Legal fees	150,083
Audit and tax fees	48,695
Commitment fees (Note 9)	40,171
Shareholder reports	35,565
Directors’ fees	27,977
Transfer agent fees	17,761
Fund accounting fees	10,874
Stock exchange listing fees	6,199
Insurance	770
Custody fees	62
Miscellaneous expenses	28,447
Total Expenses	5,394,197
Less: Fee waivers and/or expense reimbursements (Note 2)	(55,444)
Net Expenses	5,338,753
Net Investment Income	5,860,683
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(112,352)
Futures contracts	422,525
Swap contracts	(328,430)
Net Realized Loss	(18,257)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	2,655,216
Futures contracts	(785,552)
Change in Net Unrealized Appreciation (Depreciation)	1,869,664
Net Gain on Investments, Futures Contracts and Swap Contracts	1,851,407
Increase in Net Assets From Operations	$7,712,090
See Notes to Financial Statements.

Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2025 (unaudited) and the Year Ended December 31, 2024	2025	2024
Operations:
Net investment income	$5,860,683	$13,168,718
Net realized loss	(18,257)	(11,368,993)
Change in net unrealized appreciation (depreciation)	1,869,664	15,337,161
Increase in Net Assets From Operations	7,712,090	17,136,886
Distributions to Shareholders From (Note 1):
Total distributable earnings	(8,881,407)	(15,517,236)
Return of capital	—	(1,843,358)
Decrease in Net Assets From Distributions to Shareholders	(8,881,407)	(17,360,594)
Fund Share Transactions:
Reinvestment of distributions (1,249 and 2,670 shares issued, respectively)	14,787	32,441
Increase in Net Assets From Fund Share Transactions	14,787	32,441
Decrease in Net Assets	(1,154,530)	(191,267)
Net Assets:
Beginning of period	136,974,483	137,165,750
End of period	$135,819,953	$136,974,483
See Notes to Financial Statements.
Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

Statement of cash flows (unaudited)
For the Six Months Ended June 30, 2025

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$7,712,090
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(22,748,974)
Sales of portfolio securities	27,663,041
Net purchases, sales and maturities of short-term investments	(5,647,625)
Net amortization of premium (accretion of discount)	217,980
Decrease in interest receivable	6,044
Increase in prepaid expenses	(46,435)
Increase in dividends receivable from affiliated investments	(12,660)
Decrease in principal paydown receivable	97,317
Decrease in receivable from brokers — net variation margin on open futures contracts	39,500
Increase in payable for securities purchased	1,241,221
Increase in investment management fee payable	3,863
Decrease in Directors’ fees payable	(82)
Decrease in interest expense payable	(77,678)
Increase in payable to brokers — net variation margin on futures contracts	109,141
Increase in accrued expenses	4,567
Net realized loss on investments	112,352
Change in net unrealized appreciation (depreciation) of investments	(2,655,216)
Net Cash Provided in Operating Activities*	6,018,446
Cash Flows from Financing Activities:
Distributions paid on common stock (net of distributions payable)	(7,386,250)
Increase in payable for open reverse repurchase agreements	2,640,000
Net Cash Used by Financing Activities	(4,746,250)
Net Increase in Cash and Restricted Cash	1,272,196
Cash and restricted cash at beginning of period	525,102
Cash and restricted cash at end of period	$1,797,298

*	Included in operating expenses is $3,845,265 paid for interest on borrowings.
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of such amounts shown on the Statement of Cash Flows.
June 30, 2025
Cash	$1,290,103
Restricted cash	507,195
Total cash and restricted cash shown in the Statement of Cash Flows	$1,797,298
Restricted cash consists of cash that has been segregated to cover the Fund’s collateral or margin obligations under derivative contracts. It is separately reported on the Statement of Assets and Liabilities as Deposits with brokers.
Non-Cash Financing Activities:
Proceeds from reinvestment of distributions	$14,787
See Notes to Financial Statements.

Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
	2025[1,2]	2024[1]	2023[1]	2022[1]	2021[1]	2020[1]
Net asset value, beginning of period	$12.03	$12.05	$12.12	$15.40	$14.96	$19.48
Income (loss) from operations:
Net investment income	0.51	1.16	1.07	0.95	0.89	1.23
Net realized and unrealized gain (loss)	0.17	0.35	0.14	(3.00)	0.90	(4.20)
Total income (loss) from operations	0.68	1.51	1.21	(2.05)	1.79	(2.97)
Less distributions from:
Net investment income	(0.78)[4]	(1.37)	(1.28)	(1.23)	(1.16)	(1.13)
Net realized gains	—	—	—	—	—	—
Return of capital	—	(0.16)	—	(0.01)	(0.19)	(0.42)
Total distributions	(0.78)	(1.53)	(1.28)	(1.24)	(1.35)	(1.55)
Anti-dilutive impact of repurchase plan	—	—	0.00 [5,6]	0.01 [6]	—	—
Net asset value, end of period	$11.93	$12.03	$12.05	$12.12	$15.40	$14.96
Market price, end of period	$11.94	$11.80	$11.17	$10.77	$15.21	$14.18
Total return, based on NAV[7,8]	5.84%	13.16%	10.51%	(13.69)%	12.38%	(14.67)%
Total return, based on Market Price[9]	8.02%	20.06%	16.68%	(21.64)%	17.24%	(22.13)%
Net assets, end of period (millions)	$136	$137	$137	$138	$177	$165
Ratios to average net assets:
Gross expenses	7.96%[10]	8.07%	7.28%	3.80%	2.38%	2.82%
Net expenses[11]	7.88 [10,12]	7.95 [12]	7.14 [12]	3.72 [12]	2.10 [12]	2.53 [12]
Net investment income	8.65 [10]	9.49	8.87	6.96	5.82	8.18
Portfolio turnover rate	9%	28%	24%	24%[13]	14%	11%
Supplemental data:
Loan Outstanding, End of Period (000s)	—	—	—	—	—	$45,000
Asset Coverage Ratio for Loan Outstanding[14]	—	—	—	—	—	467%
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding[14]	—	—	—	—	—	$4,667
Weighted Average Loan (000s)	—	—	—	—	$45,000	$62,369
Weighted Average Interest Rate on Loan	—	—	—	—	1.84%	2.14%
See Notes to Financial Statements.
Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

Financial highlights (cont’d)

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
	2019[1,3]	2018[1,3]	2017[1,3]	2016[1,3]	2015[1,3]
Net asset value, beginning of period	$19.28	$21.27	$20.70	$22.76	$24.75
Income (loss) from operations:
Net investment income	1.51	1.65	1.57	1.47	2.13
Net realized and unrealized gain (loss)	0.65	0.22	2.28	(0.53)	(0.80)
Total income (loss) from operations	2.16	1.87	3.85	0.94	1.33
Less distributions from:
Net investment income	(1.45)	(3.03)	(2.69)	(2.95)	(2.33)
Net realized gains	—	(0.83)	(0.59)	(0.05)	(0.99)
Return of capital	(0.51)	—	—	—	—
Total distributions	(1.96)	(3.86)	(3.28)	(3.00)	(3.32)
Anti-dilutive impact of repurchase plan	—	—	—	—	—
Net asset value, end of period	$19.48	$19.28	$21.27	$20.70	$22.76
Market price, end of period	$20.30	$20.39	$24.67	$22.79	$23.55
Total return, based on NAV[7,8]	11.65%	9.26%	19.70%	4.47%	5.44%
Total return, based on Market Price[9]	9.71%	(1.16)%	24.20%	10.80%	13.56%
Net assets, end of period (millions)	$205	$202	$222	$216	$237
Ratios to average net assets:
Gross expenses	3.56%	3.15%	2.68%	2.97%	2.39%
Net expenses[11]	3.56	3.15	2.68	2.97	2.39
Net investment income	7.73	7.78	7.29	6.78	8.65
Portfolio turnover rate	17%	33%	35%	24%[13]	24%
Supplemental data:
Loan Outstanding, End of Period (000s)	$98,000	$99,250	$101,750	$101,750	$80,500
Asset Coverage Ratio for Loan Outstanding[14]	309%	303%	319%	312%	395%
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding[14]	$3,089	$3,035	$3,185	$3,124	$3,946
Weighted Average Loan (000s)	$98,072	$101,743	$101,750	$90,984	$99,544
Weighted Average Interest Rate on Loan	3.46%	3.06%	2.06%	1.50%	1.06%

See Notes to Financial Statements.

Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	Audited, but not covered by the current report of the independent registered public accounting firm.
[4]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, realized capital gains, return of capital or a combination thereof. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[5]	Amount represents less than $0.005 or greater than $(0.005) per share.
[6]
The repurchase plan was completed at an average repurchase price of $10.21 for 13,982 shares and $142,726 for the year ended December 31, 2023, and $11.16 for 67,728 shares and $755,559 for the year ended December 31,
2022.

[7]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[9]
The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[10]	Annualized.
[11]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[12]	Reflects fee waivers and/or expense reimbursements.
[13]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective year/period presented would have been 22% and 23%.
[14]	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.
See Notes to Financial Statements.
Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited)
1. Organization and significant accounting policies
Western Asset Mortgage Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”) and mortgage whole loans. Investments in MBS consist primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”).
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net

Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Residential Mortgage-Backed Securities	—	$151,184,013	—	$151,184,013
Commercial Mortgage-Backed Securities	—	59,601,904	—	59,601,904
Asset-Backed Securities	—	29,195,008	—	29,195,008
Preferred Stocks	$5,329,130	—	—	5,329,130
Corporate Bonds & Notes	—	3,267,084	—	3,267,084
Convertible Bonds & Notes	—	1,804,722	—	1,804,722
Senior Loans:
Financials	—	—	$969,810	969,810
Real Estate	—	476,908	—	476,908
Total Long-Term Investments	5,329,130	245,529,639	969,810	251,828,579
Short-Term Investments†	5,603,756	—	—	5,603,756
Total Investments	$10,932,886	$245,529,639	$969,810	$257,432,335
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$477,988	—	—	$477,988

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2025, the Fund did not hold any credit default swaps to sell protection.
For average notional amounts of swaps held during the six months ended June 30, 2025, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/

Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(d) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(e) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(f) Reverse repurchase agreements. The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed upon time and price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will pledge cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations. If the market value of the collateral declines during the period, the Fund may be required to post additional collateral to cover its obligation. Cash collateral that has been pledged to cover obligations of the Fund under reverse repurchase agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral are noted in the Schedule of Investments. Interest payments made on reverse repurchase agreements are recognized as a component of “Interest expense” on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.
(g) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(h) Mortgage-backed securities. Mortgage-Backed Securities (“MBS”) include CMBS and RMBS. These securities depend on payments (except for rights or other assets designed to assure the servicing or timely distribution of proceeds to holders of such securities) primarily from the cash flow from secured commercial or residential mortgage loans made to borrowers. Such loans are secured (on a first priority basis or second priority basis, subject to permitted liens, easements and other encumbrances) by commercial or residential real estate, the proceeds of which are used to purchase and or to construct commercial or residential real estate. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. The value of these

Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although certain mortgage-related securities are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
(i) Leverage. The Fund may seek to enhance the level of its current distributions to holders of common stock through the use of leverage. The Fund may use leverage directly at the Fund level through borrowings, including loans from certain financial institutions or through a qualified government sponsored program, the use of reverse repurchase agreements and/or the issuance of debt securities (collectively, “Borrowings”), and through the issuance of preferred stock (“Preferred Stock”), in an aggregate amount of up to approximately 33 1/3% of the Fund’s Total Assets immediately after such Borrowings and/or issuances of Preferred Stock. “Total Assets” for this purpose means the Fund’s total assets less all liabilities and indebtedness not represented by senior securities. In addition, the Fund may enter into additional reverse repurchase agreements and/or use similar investment management techniques that may provide leverage, but which are not subject to the foregoing 33 1/3% limitation to the extent that the Fund elects to treat such repurchase agreements and similar financing transactions as “derivative transactions” under Rule 18f-4 of the 1940 Act.
(j) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statements of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.
(k) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions.
Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective

Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The Fund accretes market discounts and amortizes market premiums on debt securities using the effective yield method. Accretion of market discounts and amortization of market premiums requires the application of several assumptions including, but not limited to, prepayment assumptions and default rate assumptions, which are reevaluated not less than semi-annually and require the use of a significant amount of judgment. Principal write-offs are generally treated as realized losses. The Fund’s accretion of discounts and amortization of premiums for U.S. federal and other tax purposes is likely to differ from the financial accounting treatment under GAAP of these items as described above. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(n) Partnership accounting policy. The Fund records its pro rata share of the income (loss) and capital gains (losses), to the extent of distributions it has received, allocated from the underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital. These amounts are included in the Fund’s Statement of Operations.
(o) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distributions may be from net investment income, realized capital gains, return of capital or a combination thereof. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(p) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal
Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily managed assets. Managed assets are net assets plus the proceeds of any outstanding borrowings used for leverage and assets attributable to preferred stock that may be outstanding.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset London provides certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated debt securities. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to Western Asset London to manage.
During periods in which the Fund utilizes financial leverage, the fees paid to FTFA will be higher than if the Fund did not utilize leverage because the fees are calculated as a percentage of the Fund’s assets, including those investments purchased with leverage.
The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
FTFA implemented an investment management fee waiver of 0.20% that terminated on January 2, 2022. Effective January 3, 2022, FTFA implemented an investment management fee waiver of 0.05% that expired on May 31, 2023. Effective June 1, 2023, FTFA implemented an investment management fee waiver of 0.10% that continued until May 31, 2024. Effective June 1, 2024, FTFA implemented an investment management fee waiver of 0.05% that expired on May 31, 2025.

Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

During the six months ended June 30, 2025, fees waived and/or expenses reimbursed amounted to $55,444, which included an affiliated money market fund waiver of $2,463.
All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.
3. Investments
During the six months ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$19,711,669	$3,037,305
Sales	22,924,092	4,738,949
At June 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$273,527,977	$15,398,092	$(31,493,734)	$(16,095,642)
Futures contracts	—	—	(477,988)	(477,988)
Transactions in reverse repurchase agreements for the Fund during the six months ended June 30, 2025, were as follows:

Average Daily Balance*	Weighted Average Interest Rate*	Maximum Amount Outstanding
$118,396,989	6.316%	$120,269,000

* Averages based on the number of days that the Fund had reverse repurchase agreements outstanding.
Interest rates on reverse repurchase agreements ranged from 6.253% to 6.816% during the six months ended June 30, 2025. Interest expense incurred on reverse repurchase agreements totaled $3,759,501.
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2025.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$477,988
Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$422,525	—	$422,525
Swap contracts	—	$(328,430)	(328,430)
Total	$422,525	$(328,430)	$94,095

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(785,552)
During the six months ended June 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to sell)	$16,423,931
Average Notional Balance**
Credit default swap contracts (buy protection)†	$1,428,571

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
†	At June 30, 2025, there were no open positions held in this derivative.
5. Distributions subsequent to June 30, 2025
The following distributions have been declared by the Board and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
6/23/2025	7/1/2025	$0.1300
7/24/2025	8/1/2025	$0.1300
8/22/2025	9/2/2025	$0.1300

Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

Record Date	Payable Date	Amount
9/23/2025	10/1/2025	$0.1300
10/24/2025	11/3/2025	$0.1300
11/20/2025	12/1/2025	$0.1300
6. Stock repurchase program
On November 16, 2015, the Fund announced that the Board had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts.
During the six months ended June 30, 2025, and the year ended December 31, 2024, the Fund did not repurchase any shares under this repurchase program.

Since the commencement of the stock repurchase program through June 30, 2025, the Fund repurchased 81,710 shares or 0.71% of its common shares outstanding for a total amount of $898,285.
7. Capital shares
The Fund filed a registration statement with the Securities and Exchange Commission, effective May 4, 2021, authorizing the Fund to offer and sell shares of common stock having an aggregate offering price of up to $43,283,467. The Fund renewed its its shelf registration with an authorization to offer and sell an additional $75 million. This registration statement became effective on August 28, 2024. Under the equity shelf offering program, the Fund, subject to market conditions, may raise additional equity capital from time to time in varying amounts and offering methods at a net price at or above the Fund’s then-current net asset value per common share. Costs incurred by the Fund in connection with the shelf offering are recorded as a prepaid expense. These costs are amortized on a pro-rata basis as shares are sold and are presented as a reduction to the Net proceeds from sale of shares on the Statement of Changes in Net Assets. Any deferred charges remaining at the end of the life of the shelf offering period will be expensed. On May 2, 2024, $234,541 in deferred charges were expensed in connection to the May 4, 2021, shelf offering. For the six months ended June 30, 2025, and the year ended December 31, 2024, there were no shares sold.
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for
Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
all or some portion of the six months ended June 30, 2025. The following transactions were effected in such company for the six months ended June 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$595,663	$44,136,786	44,136,786	$39,128,693	39,128,693

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$101,256	—	$5,603,756
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2025.
10. Deferred capital losses
As of December 31, 2024, the Fund had deferred capital losses of $40,195,119, which have no expiration date, that will be available to offset future taxable capital gains.
11. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to

Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Mortgage Opportunity Fund Inc. 2025 Semi-Annual Report

Board approval of management and
subadvisory agreements (unaudited)
Background
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Directors (the “Board”) of Western Asset Mortgage Opportunity Fund Inc. (the “Fund”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Directors”) voting separately, approve on an annual basis the continuation of the investment management agreement (the “Management Agreement”) between the Fund and the Fund’s manager, Franklin Templeton Fund Adviser, LLC (the “Manager”), and the sub-advisory agreements (individually, a “Sub-Advisory Agreement,” and collectively, the “Sub-Advisory Agreements”) with the Manager’s affiliates, Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London,” and together with Western Asset, the “Sub-Advisers”), with respect to the Fund.
At an in-person meeting (the “Contract Renewal Meeting”) held on May 8-9, 2025, the Board, including the Independent Directors, considered and approved the continuation of each of the Management Agreement and the Sub-Advisory Agreements for an additional one-year period. To assist in its consideration of the renewal of each of the Management Agreement and the Sub-Advisory Agreements, the Board received and considered extensive information (together with the information provided at the Contract Renewal Meeting, the “Contract Renewal Information”) about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and the other closed-end funds in the same complex under the Board’s purview (the “Franklin Templeton Closed-end Funds”), certain portions of which are discussed below.
A presentation made by the Manager and the Sub-Advisers to the Board at the Contract Renewal Meeting in connection with the Board’s evaluation of each of the Management Agreement and the Sub-Advisory Agreements encompassed the Fund and other Franklin Templeton Closed-end Funds. In addition to the Contract Renewal Information, the Board received performance and other information throughout the year related to the respective services rendered by the Manager and the Sub-Advisers to the Fund. The Board’s evaluation took into account the information received throughout the year and also reflected the knowledge and experience gained as members of the Boards of the Fund and other Franklin Templeton Closed-end Funds with respect to the services provided to the Fund by the Manager and the Sub-Advisers. The information received and considered by the Board (including its various committees) in conjunction with both the Contract Renewal Meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during each of those years.
At a meeting held on April 25, 2025, the Independent Directors, in preparation for the Contract Renewal Meeting, met in a private session with their independent legal counsel to

Western Asset Mortgage Opportunity Fund Inc.

review the Contract Renewal Information regarding the Franklin Templeton Closed-end Funds, including the Fund, received to date. No representatives of the Manager or the Sub-Advisers participated in this meeting. Following the April 25, 2025 meeting, the Independent Directors submitted certain questions and requests for additional information to Fund management. The Independent Directors also met in private sessions with their independent legal counsel to consider the Contract Renewal Information and Fund management’s responses to the Independent Directors’ questions and requests for additional information in advance of and during the Contract Renewal Meeting. The discussion below reflects all of these reviews.
The Manager provides the Fund with investment advisory and administrative services pursuant to the Management Agreement, and the Sub-Advisers together provide the Fund with investment sub-advisory services pursuant to the Sub-Advisory Agreements. The discussion below covers both the advisory and administrative functions being rendered by the Manager, each such function being encompassed by the Management Agreement, and the investment sub-advisory functions being rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board Approval of Management Agreement and Sub-Advisory Agreements
The Independent Directors were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Directors received a memorandum discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreements. The Independent Directors considered the Management Agreement and each Sub-Advisory Agreement separately during the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the continuation of the Management Agreement and Sub-Advisory Agreements, the Board, including the Independent Directors, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the continuation of the Management Agreement and the Sub-Advisory Agreements. Each Board member may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreements.
After considering all relevant factors and information, the Board, exercising its reasonable business judgment, determined that the continuation of the Management Agreement and Sub-Advisory Agreements were in the best interests of the Fund’s stockholders and approved the continuation of each such agreement for an additional one-year period.
Western Asset Mortgage Opportunity Fund Inc.

Board approval of management and
subadvisory agreements (unaudited) (cont’d)
Nature, Extent and Quality of the Services under the Management Agreement and Sub-Advisory Agreements
The Board received and considered Contract Renewal Information regarding the nature, extent, and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services provided by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their respective compliance programs as well as the Fund’s compliance programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Sub-Advisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks borne by the Manager, the Sub-Advisers and their respective affiliates on behalf of the Fund, including entrepreneurial, operational, reputational, litigation and regulatory risks, as well as the Manager’s and the Sub-Advisers’ risk management processes.
The Board reviewed the qualifications, backgrounds, and responsibilities of the Manager’s senior personnel and the Sub-Advisers’ portfolio management teams primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities between the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, including the Manager’s coordination and oversight of the services provided to the Fund by the Sub-Advisers and the Fund’s other service providers and Western Asset’s coordination and oversight of the services provided to the Fund by Western Asset London. The Management Agreement permits the Manager to delegate certain of its responsibilities, including its investment advisory duties thereunder, provided that the Manager, in each case, will supervise the activities of the delegee.
In reaching its determinations regarding continuation of the Management Agreement and the Sub-Advisory Agreements, the Board took into account that Fund stockholders, in pursuing their investment goals and objectives, may have purchased their shares of the

Western Asset Mortgage Opportunity Fund Inc.

Fund based upon the reputation and the investment style, philosophy and strategy of the Manager and the Sub-Advisers, as well as the resources available to the Manager and the Sub-Advisers.
The Board concluded that, overall, the nature, extent, and quality of the management and other services provided (and expected to be provided) to the Fund, under the Management Agreement and the Sub-Advisory Agreements were satisfactory.
Fund Performance
The Board received and considered information regarding Fund performance, including information and analyses (the “Broadridge Performance Information”) for the Fund, as well as for a group of comparable funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge Performance Information generally useful, they recognized its limitations, including that the data may vary depending on the end date selected, and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that Board members had received and discussed with the Manager and the Sub-Advisers information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in view of overall financial market conditions.
The Broadridge Performance Information comparing the Fund’s performance to that of its Performance Universe, consisting of the Fund and all leveraged closed-end U.S. mortgage funds, regardless of asset size, showed, among other data, that based on net asset value per share, the Fund’s performance was above the median for the 1-, 3-, 5- and 10-year periods ended December 31, 2024. The Board noted the explanations from the Manager and the Sub-Advisers regarding the Fund’s relative performance versus the Performance Universe for the various periods. The Board also noted the limited size of the Performance Universe.
Based on the reviews and discussions of Fund performance and considering other relevant factors, including those noted above, the Board concluded, under the circumstances, that continuation of the Management Agreement and the Sub-Advisory Agreements for an additional one-year period would be consistent with the interests of the Fund and its stockholders.
Management and Sub-Advisory Fees and Expense Ratios
The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fee (the “Actual Management Fee”)
Western Asset Mortgage Opportunity Fund Inc.

Board approval of management and
subadvisory agreements (unaudited) (cont’d)
payable by the Fund to the Manager under the Management Agreement and the sub-advisory fees (the “Sub-Advisory Fees”) payable by the Manager to the Sub-Advisers under the Sub-Advisory Agreements in view of the nature, extent and overall quality of the management, investment advisory and other services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Sub-Advisory Fee payable to Western Asset under its Sub-Advisory Agreement with the Manager is paid by the Manager, not the Fund, and, accordingly, that the retention of Western Asset does not increase the fees or expenses otherwise incurred by the Fund’s stockholders. Similarly, the Board noted that the Sub-Advisory Fee payable to Western Asset London under its Sub-Advisory Agreement with Western Asset is paid by Western Asset, not the Fund, and, accordingly, that the retention of Western Asset London does not increase the fees or expenses otherwise incurred by the Fund’s stockholders.
In addition, the Board received and considered information and analyses prepared by Broadridge (the “Broadridge Expense Information”) comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s actual total expenses with those of funds in an expense universe (the “Expense Universe”) selected and provided by Broadridge. The comparison was based upon the constituent funds’ latest fiscal years. It was noted that while the Board found the Broadridge Expense Information generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group.
The Broadridge Expense Information showed that the Fund’s Contractual Management Fee was equal to the median. The Broadridge Expense Information also showed that the Fund’s Actual Management Fee was above the median based on common stock assets and below the median based on total managed assets, which includes common stock assets and leveraged assets. The Broadridge Expense Information also showed that the Fund’s actual total expenses were above the median on the basis of both common stock assets and total managed assets. The Board took into account management’s discussion of the Fund’s expenses and noted the limited size of the Expense Group.
The Board also reviewed Contract Renewal Information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional and separate accounts. The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers, and that the Fund is subject not only to heightened regulatory requirements relative to institutional clients but also to requirements for listing on the New York Stock Exchange, and that the Manager coordinates and oversees the provision of services to the Fund by the Fund’s other service providers. The

Western Asset Mortgage Opportunity Fund Inc.

Board considered the fee comparisons in view of the different services provided in managing these other types of clients and funds.
The Board considered the overall management fee, the fees of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the Sub-Advisory Fees in each case in view of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the Sub-Advisory Fees were reasonable in view of the nature, extent and overall quality of the management, investment advisory and other services provided by the Manager and the Sub-Advisers to the Fund under the Management Agreement and the Sub-Advisory Agreements, respectively.
Manager Profitability
The Board, as part of the Contract Renewal Information, received an analysis of the profitability to the Manager and its affiliates in providing services to the Fund for the Manager’s fiscal years ended September 30, 2024 and September 30, 2023. The Board also received profitability information with respect to the Franklin Templeton fund complex as a whole. In addition, the Board received Contract Renewal Information with respect to the Manager’s revenue and cost allocation methodologies used in preparing such profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability to each of the Sub-Advisers was not considered to be a material factor in the Board’s considerations since the Sub-Advisory Fee is paid by the Manager in the case of Western Asset and by Western Asset in the case of Western Asset London, not the Fund, although the Board noted the affiliation of the Manager with the Sub-Advisers. The profitability of the Manager and its affiliates was considered by the Board to be reasonable in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board received and discussed Contract Renewal Information concerning whether the Manager realizes economies of scale if the Fund’s assets grow. The Board noted that because the Fund is a closed-end fund, it has limited ability to increase its assets. The Board determined that the management fee structure was appropriate under the circumstances. For similar reasons as stated above with respect to the Sub-Advisers’ profitability and the costs of the Sub-Advisers’ provision of services, the Board did not consider the potential for economies of scale in the Sub-Advisers’ management of the Fund to be a material factor in the Board’s consideration of the Sub-Advisory Agreements.
Western Asset Mortgage Opportunity Fund Inc.

Board approval of management and
subadvisory agreements (unaudited) (cont’d)
Other Benefits to the Manager and the Sub-Advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Fund’s stockholders. In view of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits received by the Manager and its affiliates, including the Sub-Advisers, were reasonable.

Western Asset Mortgage Opportunity Fund Inc.

Dividend reinvestment plan (unaudited)
Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stock- holders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.
If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:
(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.
(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.
Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such
Western Asset Mortgage Opportunity Fund Inc.

Dividend reinvestment plan (unaudited) (cont’d)
withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.
Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.
Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.
The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151.

Western Asset Mortgage Opportunity Fund Inc.

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Western Asset
Mortgage Opportunity Fund Inc.
Directors
Robert D. Agdern
Carol L. Colman
Anthony Grillo
Eileen A. Kamerick
Chair
Nisha Kumar
Peter Mason
Hillary A. Sale
Jane Trust
Officers
Jane Trust
President and Chief Executive
Officer
Christopher Berarducci
Treasurer and Principal Financial
Officer
Fred Jensen
Chief Compliance Officer
Marc A. De Oliveira
Secretary and Chief Legal Officer
Thomas C. Mandia
Senior Vice President
Jeanne M. Kelly
Senior Vice President
Western Asset Mortgage Opportunity Fund Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Custodian
The Bank of New York Mellon
Transfer agent
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Legal counsel
Simpson Thacher & Bartlett LLP
900 G Street NW
Washington, DC 20001
New York Stock
Exchange Symbol
DMO

Franklin Templeton Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to Us
This Privacy and Security Notice (the “Privacy Notice”) addresses the Funds’ privacy and data protection practices with respect to nonpublic personal information the Fund receives. The Legg Mason Funds include the Western Asset Money Market Funds (Funds) sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.
The Type of Nonpublic Personal Information the Funds Collect About You
The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:
•  Personal information included on applications or other forms;
•  Account balances, transactions, and mutual fund holdings and positions;
•  Bank account information, legal documents, and identity verification documentation; and
•  Online account access user IDs, passwords, security challenge question responses.
How the Funds Use Nonpublic Personal Information About You
The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:
•  Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;
•  Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;
•  Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•  The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•  Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.
Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.
The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.
Keeping You Informed of the Funds’ Privacy and Security Practices
The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.
The Funds’ Security Practices
The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.
Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.
In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds. For additional information related to certain state privacy rights, please visit https://www.franklintempleton.com/help/privacy-policy.
Revised December 2023.
NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Mortgage Opportunity Fund Inc.
Western Asset Mortgage Opportunity Fund Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.
This report is transmitted to the shareholders of Western Asset Mortgage Opportunity Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
90724-S 8/25

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Mortgage Opportunity Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2025